united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

Item 1. Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2016

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 97.6%
Airlines - 1.2%			Electric - 0.5%
40,000	Southwest Airlines Co.	$ 1,475,200	5,000	NextEra Energy, Inc.	$ 604,700

Apparel - 2.5%			Electronics - 0.9%
80,499	Under Armour, Inc. *	3,050,879	10,000	Honeywell International, Inc.	1,167,100

Auto Manufacturers - 1.2%			Food - 2.6%
7,000	Tesla Motors, Inc.	1,484,070	20,000	General Mills, Inc.	1,416,400
			18,000	Hain Celestial Group, Inc. *	661,500
Banks - 11.9%			35,000	Kroger Co.	1,119,650
100,385	Bank of America Corp.	1,620,214			3,197,550
50,000	BB&T Corp.	1,925,000	Healthcare-Products - 0.7%
20,000	Capital One Financial Corp.	1,432,000	35,000	Stryker Corp.	867,450
20,000	Citigroup, Inc.	954,800
10,000	Goldman Sachs Group, Inc.	1,694,600	Healthcare-Services - 1.4%
32,000	JPMorgan Chase & Co.	2,160,000	7,500	UnitedHealth Group, Inc.	1,700,625
60,000	Morgan Stanley	1,923,600
32,300	US BanCorp.	1,426,045	Insurance - 1.9%
30,000	Wells Fargo & Co.	1,524,000	15,500	Berkshire Hathaway, Inc. *	2,332,595
		14,660,259
Beverages - 1.2%			Internet - 15.6%
14,200	PepsiCo, Inc.	1,515,850	3,749	Alphabet, Inc. - Class A *	2,875,670
			4,000	Alphabet, Inc. - Class C *	3,159,400
Biotechnology - 4.8%			7,500	Amazon.com, Inc. *	5,768,700
12,500	Amgen, Inc.	2,125,750	40,000	Facebook, Inc. *	5,044,800
6,000	Biogen, Inc. *	1,833,780	18,000	Netflix, Inc. *	1,754,100
11,000	Celgene Corp. *	1,174,140	30,000	Twitter, Inc. *	576,300
10,000	Gilead Sciences, Inc.	783,800			19,178,970
		5,917,470	Machinery - Diversified - 1.2%
Building Materials - 2.7%			11,897	Cummins, Inc.	1,494,382
55,000	Masco Corp.	1,951,400
12,500	Vulcan Materials Co.	1,423,375	Media - 2.7%
		3,374,775	25,000	Discovery Communications, Inc. *	637,750
Chemicals - 0.9%			15,000	Time Warner, Inc.	1,176,150
8,000	International Flavors & Fragrances, Inc.	1,108,640	15,345	Walt Disney Co.	1,449,489
					3,263,389
Commercial Services - 0.8%			Miscellaneous Manufacturing - 1.3%
25,000	PayPal Holdings, Inc.	928,750	50,000	General Electric Co.	1,562,000

Computers / Network Products - 3.5%			Oil & Gas Producers - 5.3%
40,000	Apple, Inc.	4,244,000	15,000	Apache Corp.	745,500
			12,500	Chevron Corp.	1,257,250
Cosmetics/Personal Care - 1.1%			24,750	ConocoPhillips	1,015,988
15,500	Procter & Gamble Co.	1,353,305	5,000	EOG Resources, Inc.	442,450
			17,000	Exxon Mobil Corp.	1,481,380
Diversified Financial Services - 5.9%			20,000	Phillips 66	1,569,000
3,570	BlackRock, Inc.	1,330,932			6,511,568
4,000	Intercontinental Exchange, Inc.	1,128,080	Oil & Gas Services - 1.0%
60,000	Visa, Inc.	4,854,000	10,000	Baker Hughes, Inc.	491,300
		7,313,012	10,000	Schlumberger, Ltd.	790,000
					1,281,300

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016

Shares		Fair Value	Shares		Fair Value
Pharmaceuticals - 6.5%			Telecommunications - 0.2%
20,000	AmerisourceBergen Corp.	$ 1,739,400	5,000	Verizon Communications, Inc.	$ 261,650
15,000	Bristol-Myers Squibb Co.	860,850
15,000	Johnson & Johnson	1,790,100	Transportation - 3.1%
27,900	Merck & Co, Inc.	1,751,841	11,500	FedEx Corp.	1,896,695
52,000	Pfizer, Inc.	1,809,600	10,000	Union Pacific Corp.	955,300
		7,951,791	9,000	United Parcel Service, Inc.	982,980
Retail - 7.8%					3,834,975
10,000	Costco Wholesale Corp.	1,620,900
16,000	CVS Health Corp.	1,494,400	TOTAL COMMON STOCK (Cost - $73,953,165)		120,083,305
20,000	Dick's Sporting Goods, Inc.	1,172,000
12,500	Domino's Pizza, Inc.	1,869,625	MONEY MARKET FUND - 2.3%
12,500	Genuine Parts Co.	1,285,250	2,699,953	BlackRock Liquidity TempCash
10,000	Starbucks Corp.	562,300		Fund - Dollar Shares, 0.01% (a)	2,699,953
22,500	Wal-Mart Stores, Inc.	1,607,400	TOTAL MONEY MARKET FUND		2,699,953
		9,611,875	(Cost - $2,699,953)
Software - 7.2%
27,500	Activision Blizzard, Inc.	1,137,675	TOTAL INVESTMENTS - 99.9%
20,000	Cerner Corp. *	1,290,800	(Cost - $76,653,118)(b)		$ 122,783,258
15,000	Check Point Software Technologies Ltd. *	1,151,100	Other assets less liabilities - 0.1%		127,922
50,000	Microsoft Corp.	2,873,000	TOTAL NET ASSETS - 100.0%		$ 122,911,180
30,000	salesforce.com, Inc. *	2,382,600
		8,835,175
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,653,118 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 47,095,041
				Unrealized Depreciation:	(964,901)
				Net Unrealized Appreciation	$ 46,130,140

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2016
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 58.5%			Computers - 1.3%
Aerospace / Defense - 1.9%				HP, Inc.
	General Dynamics Corp.		$ 1,000,000	3.75%, due 12/1/2020	$ 1,061,266
$ 500,000	2.25%, due 11/15/2022	$ 513,074
	Lockheed Martin Corp.		Diversified Financial Services - 0.3%
500,000	3.35%, due 9/15/2021	535,392		Ameriprise Financial, Inc.
	Rockwell Collins, Inc.		250,000	5.3%, due 3/15/2020	279,158
500,000	5.25%, due 7/15/2019	555,647
		1,604,113	Electric - 2.0%
Banks - 15.0%				Duke Energy Corp.
	Bank of America Corp.		1,000,000	3.55%, due 9/15/2021	1,073,912
500,000	2.65%, due 4/1/2019	512,227		Duke Energy Florida LLC
1,000,000	4%, due 1/22/2025	1,044,742	250,000	3.1%, due 8/15/2021	265,569
	BB&T Corp.			Exelon Generation Co. LLC
500,000	5.25%, due 11/1/2019	551,672	250,000	4%, due 10/1/2020	266,868
	Goldman Sachs Group, Inc.				1,606,349
500,000	3.625%, due 1/22/2023	531,034	Electrical Components & Equipment - 0.8%
500,000	2.9%, due 7/19/2018	512,974		Emerson Electric Co.
	JPMorgan Chase & Co.		500,000	4.875%, due 10/15/2019	553,202
250,000	2.35%, due 1/28/2019	255,329
1,000,000	3.875%, due 9/10/2024	1,058,139	Food - 1.3%
1,000,000	3.125%, due 1/23/2025	1,029,408		Campbell Soup Co.
500,000	3.3%, due 4/1/2026	519,348	500,000	4.5%, due 2/15/2019	538,146
	Morgan Stanley			Kroger Co./The
500,000	2.125%, due 4/25/2018	505,312	500,000	3.3%, due 1/15/2021	531,361
500,000	2.2%, due 12/7/2018	506,192			1,069,507
500,000	2.5%, due 1/24/2019	508,428	Healthcare-Products - 2.5%
500,000	5.5%, due 7/28/2021	573,855		Baxter International, Inc.
	US BanCorp.		500,000	4.5%, due 8/15/2019	539,423
500,000	3.6%, due 9/11/2024	538,504	1,000,000	3.2%, due 6/15/2023	1,018,785
500,000	3.1%, due 4/27/2026	518,107		Stryker Corp.
	Wells Fargo & Co.		500,000	4.375%, due 1/15/2020	545,184
2,000,000	3.45%, due 2/13/2023	2,099,631			2,103,392
1,000,000	3%, due 2/19/2025	1,029,815	Healthcare-Services - 0.9%
		12,294,717		UnitedHealth Group, Inc.
Biotechnology - 0.3%			250,000	4.7%, due 2/15/2021	280,180
	Amgen, Inc.		500,000	1.625%, due 3/15/2019	503,383
250,000	3.45%, due 10/1/2020	266,825			783,563
			Household Products/Wares - 0.6%
Chemicals - 3.2%				Kimberly-Clark Corp.
	Air Products & Chemicals, Inc.		500,000	2.4%, due 3/1/2022	518,031
500,000	3%, due 11/3/2021	534,500
500,000	2.75%, due 2/3/2023	520,434	Insurance - 2.6%
	EI du Pont de Nemours & Co.			Aflac, Inc.
500,000	3.625%, due 1/15/2021	537,832	1,000,000	4%, due 2/15/2022	1,091,540
500,000	2.8%, due 2/15/2023	514,884		American International Group, Inc.
	Praxair, Inc.		1,000,000	3.9%, due 4/1/2026	1,052,893
500,000	2.45%, due 2/15/2022	513,624			2,144,433
		2,621,274

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016
Principal Amount		Fair Value	Principal Amount		Fair Value
Iron / Steel - 0.6%	`		Retail - 2.0%
	Nucor Corp.			Lowe's Cos, Inc.
$ 500,000	5.85%, due 6/1/2018	$ 535,181	$ 1,000,000	4.625%, due 4/15/2020	$ 1,098,916
				McDonald's Corp.
Media - 0.3%			500,000	2.625%, due 1/15/2022	515,968
	Comcast Corp.				1,614,884
250,000	5.7%, due 7/1/19	280,255	Semiconductors - 1.0%
				Intel Corp.
Miscellaneous Manufactur - 0.6%			750,000	3.30%, due 10/1/21	810,531
	General Electric Co.
500,000	3.1%, due 1/9/2023	534,895	Software - 2.2%
				Oracle Corp.
Oil & Gas - 7.0%			200,000	5%, due 7/8/2019	220,563
	BP Capital Markets PLC		1,000,000	3.625%, due 7/15/2023	1,091,444
1,000,000	2.75%, due 5/10/2023	1,020,595	500,000	3.4%, due 7/8/2024	537,081
500,000	2.237%, due 5/10/2019	511,814			1,849,088
1,000,000	3.535%, due 11/4/2024	1,069,399	Telecommunications - 8.0%
	Chevron Corp.			AT&T, Inc.
1,000,000	2.954%, due 5/16/2026	1,044,230	1,800,000	3%, due 2/15/2022	1,859,051
	EOG Resources, Inc.		1,000,000	3.6%, due 2/17/2023	1,057,920
1,000,000	4.1%, due 2/1/2021	1,082,740		Cisco Systems, Inc.
	Occidental Petroleum Corp.		1,000,000	3.5%, due 6/15/2025	1,115,429
1,000,000	3.4%, due 4/15/2026	1,059,177		Verizon Communications, Inc.
		5,787,955	500,000	4.6%, due 4/1/2021	559,129
Oil & Gas Services- 0.6%			1,000,000	5.15%, due 9/15/2023	1,172,029
	Schlumberger Investment SA		500,000	4.15%, due 3/15/2024	556,553
500,000	3.3%, due 9/14/2021	531,565		Vodafone Group PLC
			250,000	4.375%, due 3/16/2021	275,445
Pharmaceutical - 2.5%					6,595,556
	Merck & Co., Inc.		Transportation - 1.0%
1,000,000	2.8%, due 5/18/2023	1,054,549		Union Pacific Corp.
	Teva Pharmaceutical Finance Co.		500,000	2.75%, due 4/15/2023	521,519
1,000,000	2.95%, due 12/18/2022	1,027,595		United Parcel Service, Inc.
		2,082,144	250,000	3.125%, due 1/15/2021	267,249
					788,768
			TOTAL CORPORATE BONDS
			(Cost - $46,550,041)		48,316,652

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016
Principal Amount		Fair Value	Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.8%				Government Agencies - 37.8% (Continued)
Government Agencies - 37.8%				Federal Home Loan Mortgage Corp.
	Federal Farm Credit Bank		$ 1,000,000	2%, due 11/30/2020	$ 1,030,504
$ 2,000,000	2.35%, due 8/14/2024	$ 2,086,241	1,500,000	2%, due 12/10/2021	1,545,331
1,000,000	2.53%, due 12/26/2023	1,064,876		Federal National Mortgage Association
1,000,000	2.28%, due 10/30/2024	1,030,745	2,000,000	2.125%, due 4/24/2026	2,045,781
500,000	2.57%, due 5/11/2026	500,513	1,500,000	1.625%, due 11/27/2018	1,524,325
1,000,000	1.66%, due 9/17/2020	1,015,831	2,000,000	2.625%, due 9/6/2024	2,143,186
2,000,000	2.6%, due 5/26/2026	2,004,556	1,000,000	1.7%, due 11/13/2020	1,016,141
	Federal Home Loan Bank				31,234,898
2,000,000	2.5%, due 12/9/2022	2,111,937	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
1,000,000	1.875%, due 12/11/2020	1,026,754	(Cost - $30,671,120)		31,234,898
1,000,000	2.25%, due 12/8/2023	1,042,347
500,000	2.375%, due 6/10/2022	525,458	Shares
1,000,000	2.625%, due 9/12/2025	1,062,115	MONEY MARKET FUND - 3.0%
750,000	3%, due 10/14/2025	750,512		BlackRock Liquidity TempCash
1,000,000	2.6%, due 12/4/2025	1,057,538	2,518,909	Fund - Dollar Shares, 0.17% (a)	2,518,909
500,000	2.7%, due 12/29/2025	533,203	TOTAL MONEY MARKET FUND (Cost - $2,518,909)
500,000	2.875%, due 9/11/2020	532,709
1,000,000	3.125%, due 12/11/2020	1,078,142	TOTAL INVESTMENTS - 99.3%
2,000,000	2.795%, due 10/17/2023	2,153,892	(Cost - $79,740,070) (b)		$ 82,070,459
500,000	2.375%, due 9/10/2021	526,135	Other assets less liabilities - 0.7%		557,136
1,000,000	2%, due 9/9/2022	1,028,368	TOTAL NET ASSETS - 100.0%		$ 82,627,595
250,000	2%, due 9/13/2019	256,853
500,000	3%, due 9/10/2021	540,905

LLC - Limited Limited Company
PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,740,070 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 2,350,309
				Unrealized Depreciation:	(19,920)
				Net Unrealized Appreciation	$ 2,330,389

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2016 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 120,083,305	$ -	$ -	$ 120,083,305
Money Market Fund	2,699,953	-	-	2,699,953
Total	$ 122,783,258	$ -	$ -	$ 122,783,258

The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 48,316,652	$ -	$ 48,316,652
U.S. Government Agency Obligations	-	31,234,898	-	31,234,898
Money Market Fund	2,518,909	-	-	2,518,909
Total	$ 2,518,909	$ 79,551,550	$ -	$ 82,070,459

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/25/2016

By (Signature and Title)

/s/ Harris Cohen

Harris Cohen, Principal Financial Officer/Treasurer

Date 10/25/2016